Schedule of Gain Loss on Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated	Dec. 31, 2012 Income Statement Location	Dec. 31, 2010 Income Statement Location	Dec. 31, 2011 Income Statement Location Restated
Cash flow hedges
Gain (loss) on the ineffective portion	$ 483	$ 580	$ (917)
Gain (loss) immediately recognized at dedesignation	(7,036)	(39,184)	(13,939)
Amount of gain (loss) reclassified from AOCI into income, related to effective portion	(30,631)	(83,869)	(63,350)
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings	61	475	58
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges	1,189	(5,471)	2,259
Non-hedge derivatives gain (loss)	$ 9,101	$ (1,240)	$ 3,284
Gain (loss) on the ineffective portion				Other Income (loss)	Other Income (loss)	Other Income (loss)
Gain (loss) immediately recognized at dedesignation				Gain (loss) on sale of investments; Other income (loss)	Gain (loss) on sale of investments; Other income (loss)	Gain (loss) on sale of investments; Other income (loss)
Amount of gain (loss) reclassified from AOCI into income, related to effective portion				Interest Expense	Interest Expense	Interest Expense
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings				Interest Expense	Interest Expense	Interest Expense
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges				Interest Expense	Interest Expense	Interest Expense
Non-hedge derivatives gain (loss)				Other income (loss)	Other income (loss)	Other income (loss)